Collection Period Ended 30-Sep-2012
Principal Note
Payment Factor
119,073,422.11 0.735392
0.00 1.000000
0.00 1.000000
0.00 1.000000
119,073,422.11
Interest & Principal
Payment
119,148,172.11
133,611.11
152,750.00
64,541.39
$119,499,074.61
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 1
Collection Period (from... to) 1-Aug-2012 30-Sep-2012
Determination Date 11-Oct-2012
Record Date 12-Oct-2012
Distribution Date
15-Oct-2012
Interest Period of the Class A-1 Notes (from... to) 19-Sep-2012 15-Oct-2012 Actual/360 Days 26
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 19-Sep-2012 15-Oct-2012 30/360 Days 26
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 450,000,000.00 450,000,000.00 330,926,577.89 264.607605
Class A-2 Notes 500,000,000.00 500,000,000.00 500,000,000.00 0.000000
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes 146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Total Note Balance
1,546,500,000.00
1,546,500,000.00
1,427,426,577.89
Overcollateralization 47,874,327.63 47,874,327.63 55,803,101.47
Adjusted Pool Balance 1,594,374,327.63 1,594,374,327.63 1,483,229,679.36
Yield Supplement Overcollateralization Amount 56,491,714.15 56,491,714.15 52,069,668.55
Pool Balance
1,650,866,041.78
1,650,866,041.78
1,535,299,347.91
Amount Percentage
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount 55,803,101.47 3.50%
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.230000% 74,750.00 0.166111 264.773716
Class A-2 Notes 0.370000% 133,611.11 0.267222 0.267222
Class A-3 Notes
0.470000% 152,750.00 0.339444 0.339444
Class A-4 Notes 0.610000% 64,541.39 0.440556 0.440556
Total
$425,652.50
Available Funds
Distributions
Principal Collections 115,565,021.54 (1) Total Servicing Fee 2,751,443.40
Interest Collections 7,840,330.95 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
0.00
(3) Interest Distributable Amount Class A Notes
425,652.50
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 382.13 (6) Regular Principal Distributable Amount 119,073,422.11
Available Collections
123,405,734.62 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
Available Funds
123,405,734.62
(9) Excess Collections to Certificateholders
1,155,216.61
Total Distribution
123,405,734.62
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 2,751,443.40 2,751,443.40 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 425,652.50 425,652.50 0.00
thereof on Class A-1 Notes 74,750.00 74,750.00 0.00
thereof on Class A-2 Notes 133,611.11 133,611.11 0.00
thereof on Class A-3 Notes 152,750.00 152,750.00 0.00
thereof on Class A-4 Notes 64,541.39 64,541.39 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
425,652.50 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
119,073,422.11 119,073,422.11 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 425,652.50
Aggregate Principal Distributable Amount
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount
119,073,422.11 119,073,422.11 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection 13.15
minus Net Investment Earnings 13.15
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 3,985,935.82
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 13.15
Net Investment Earnings on the Collection Account
368.98
Investment Earnings for the Collection Period
382.13
Notice to Investors
3,985,935.82
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78 60,543
Pool Balance beginning of Collection Period
1,650,866,041.78 60,543
Principal Collections 75,441,401.78
Principal Collections attributable to Full Pay-offs 40,123,619.76
Principal Purchase Amounts 0.00
Principal Gross Losses
1,672.33
Pool Balance end of Collection Period 1,535,299,347.91 58,887
Pool Factor
93.00%
As of Cutoff Date Current
Weighted Average APR 2.93% 2.92%
Weighted Average Number of Remaining Payments 47.48 45.96
Weighted Average Seasoning (months) 13.98 15.70
Delinquency Profile *
Amount Number of Receivables Percentage
Current
99.85%
31-60 Days Delinquent 1,950,097.30 57 0.13%
61-90 Days Delinquent 385,565.83 11 0.03%
Principal Net Liquidation Proceeds 0.00
91-120 Days Delinquent 0.00 0 0.00%
Total
1,535,299,347.91 58,887 100.00%
0.00
Principal Net Losses 1,672.33
Cumulative Principal Net Losses 1,672.33
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 1,672.33
Cumulative Principal Net Losses as % of Cutoff Date Pool 0.000%
1,532,963,684.78 58,819
Principal Recoveries